Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,912,500.00
Previously Paid Amount	0.00
Total Fee Amount	1,921.32
Total Offset Amount	206.80
Net Fee	$ 1,714.52
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A